MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2019
MAINLAND CHINA CONTRIBUTION PLAN
MAINLAND CHINA CONTRIBUTION PLAN

18.  MAINLAND CHINA CONTRIBUTION PLAN

Full time PRC employees of the Group are eligible to participate in a government-mandated multi- employer defined contribution plan under which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to these employees. The PRC labor regulations require the Group to accrue for these benefits based on a percentage of each employee’s income. Total provisions for employee benefits were $nil,  $nil and $95,831 for the years ended December 31, 2017, 2018 and 2019, respectively, reported as a component of operating expenses of continuing operations when incurred.